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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: ______________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Becker Drapkin Management, L.P.
Address: 500 Crescent Court
         Suite 230
         Dallas, Texas 75201

Form 13F File Number: 28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven R. Becker
Title:   Manager of
         BC Advisors, L.L.C., General Partner

Phone:   (214) 756-6016

Signature, Place, and Date of Signing:

/s/ Steven R. Becker     Dallas, TX      November 14, 2012
---------------------   --------------   ------------------
    [Signature]         [City, State]         [Date]

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: 127,624
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
--------                   ------------ --------- -------- ------------------------- ---------- -------- ------------------------
                                                                                                             VOTING AUTHORITY
                             TITLE OF              VALUE    SHRS OR                  INVESTMENT  OTHER   ------------------------
NAME OF ISSUER                CLASS      CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
--------------             ------------ --------- -------- --------- ------ -------- ---------- -------- --------- --------- ----
BLYTH INC                  COM NEW      09643P207   3,095    119,100   SH              Sole        --      119,100         0  0
BUILD A BEAR WORKSHOP      COM          120076104     216     55,500   SH              Sole        --       55,500         0  0
CASCADE MICROTECH INC      COM          147322101   4,153    735,095   SH              Sole        --      735,095         0  0
DIGITAL GENERATION INC     COM          25400B108   2,131    187,700   SH              Sole        --      187,700         0  0
GLU MOBILE INC             COM          379890106   3,741    806,200   SH              Sole        --      806,200         0  0
HOT TOPIC INC              COM          441339108  20,753  2,385,427   SH              Sole        --    2,385,427         0  0
HOT TOPIC INC              COM          441339108  10,246  1,177,675   SH              Other       --            0 1,177,675  0
HUDSON TECHNOLOGIES INC    COM          444144109   5,770  1,589,451   SH              Sole        --    1,589,451         0  0
I D SYSTEMS INC            COM          449489103   1,773    307,777   SH              Sole        --      307,777         0  0
INFUSYSTEM HLDGS INC       COM          45685K102     370    210,100   SH              Sole        --      210,100         0  0
ISHARES TR                 RUSSELL 2000 464287655  11,682    140,000   SH     PUT      Sole        --      140,000         0  0
NAVARRE CORP               COM          639208107   4,592  2,924,551   SH              Sole        --    2,924,551         0  0
NAVARRE CORP               COM          639208107   3,237  2,062,050   SH              Other       --            0 2,062,050  0
PIXELWORKS INC             COM NEW      72581M305   8,065  2,734,031   SH              Sole        --    2,734,031         0  0
PRGX GLOBAL INC            COM NEW      69357C503   6,983    815,777   SH              Sole        --      815,777         0  0
RESPONSE GENETICS INC      COM          76123U105   3,669  2,844,385   SH              Sole        --    2,844,385         0  0
RUBY TUESDAY INC           COM          781182100   7,354  1,014,326   SH              Sole        --    1,014,326         0  0
RUBY TUESDAY INC           COM          781182100   3,168    436,900   SH              Other       --            0   436,900  0
SILICON IMAGE INC          COM          82705T102   2,335    510,900   SH              Sole        --      510,900         0  0
STRATEGIC DIAGNOSTICS INC  COM          862700101   4,284  3,295,304   SH              Sole        --    3,295,304         0  0
TECHTARGET INC             COM          87874R100   2,153    364,378   SH              Sole        --      364,378         0  0
TRIQUINT SEMICONDUCTOR
 INC                       COM          89674K103   1,932    383,242   SH              Sole        --      383,242         0  0
TUESDAY MORNING CORP       COM NEW      899035505  15,633  2,379,632   SH              Sole        --    2,379,632         0  0
XO GROUP INC               COM          983772104     289     34,600   SH              Sole        --       34,600         0  0